CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares
Accounts receivable, allowance for doubtful accounts	¥ 1,149,864		¥ 1,039,958
Short-term borrowings, consolidated VIEs	112,461,383	$ 16,356,830	108,743,369
Accounts payable, consolidated VIEs	38,035,661	5,532,057	37,129,671
Other taxes payable, consolidated VIEs	2,949,082	428,926	1,714,992
Advances from customers, consolidated VIEs	39,631,950	5,764,228	47,558,542
Amounts due to related parties, consolidated VIEs	71,849,633	10,450,096	88,939,108
Deferred revenue, consolidated VIEs	159,125	23,144	5,576,269
Refund of game points, consolidated VIEs	169,998,682	24,725,283	169,998,682	$ 24,700,000
Warrants, consolidated VIEs	1,490,844	216,834	3,742,271
Convertible notes, consolidated VIEs	375,257,140	54,578,887	260,563,020
Interest payables, consolidated VIEs	15,298,961	2,225,142	9,505,843
Accrued expense and other current liabilities, consolidated VIEs	¥ 81,291,306	$ 11,823,330	¥ 83,700,051
Ordinary shares, par value | $ / shares		$ 0.01		$ 0.01
Ordinary shares, shares issued | shares	91,315,465	91,315,465	44,544,036	44,544,036
Ordinary shares, shares outstanding | shares	91,315,465	91,315,465	44,544,036	44,544,036
Variable Interest Entity, Primary Beneficiary
Short-term borrowings, consolidated VIEs	¥ 0		¥ 0
Accounts payable, consolidated VIEs	5,920,126		6,706,484
Other taxes payable, consolidated VIEs	1,398,996		169,300
Advances from customers, consolidated VIEs	23,976,676		24,558,422
Amounts due to related parties, consolidated VIEs	55,361,287		62,268,751
Deferred revenue, consolidated VIEs			4,568,595
Refund of game points, consolidated VIEs	169,998,682		169,998,682
Warrants, consolidated VIEs	0		0
Convertible notes, consolidated VIEs	0		0
Interest payables, consolidated VIEs	0		0
Accrued expense and other current liabilities, consolidated VIEs	67,862,435		69,543,098
Long-term borrowing, consolidated VIEs	0		0
Convertible notes, consolidated VIEs	¥ 0		¥ 0